Marketable Securities (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrealized gain (loss) on marketable securities		$ (1,652,755)	$ (8,949,169)	$ (413,189)	$ 3,734,275
Marketable securities		1,818,029		1,818,029		$ 2,231,218
Unrealized gain (loss) on marketable securities		1,652,755	8,949,169	413,189	(3,734,275)
Odyssey Group [Member]
Investment Owned, Balance, Shares							3,309,758	800,000,000
Proceeds from Sale of Other Investments						860,491
Unrealized gain (loss) on marketable securities				595,392	1,494,275
Unrealized gain (loss) on marketable securities				(595,392)	(1,494,275)
Scepter Holdings [Member]
Unrealized gain (loss) on marketable securities				(413,189)	2,240,000
Marketable securities		1,818,029		1,818,029		$ 2,231,218		$ 800,000
Note receivable converted, amount converted	$ 81,768
Note receivable converted, shares received	26,376,882
Gain (Loss) on disposition of asset	$ 87,044
Unrealized loss on marketable securities		$ 1,652,755	$ 8,353,777
Unrealized gain (loss) on marketable securities				$ 413,189	$ (2,240,000)